Segmented information - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment information	Cameco has two reportable segments: uranium and fuel services. Cameco's reportable segments are strategic business units with different products, processes and marketing strategies.
Care and maintenance	$ 153,924,000	$ 212,511,000
Severance costs	$ 260,000	$ 32,111,000